Debt (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended		12 Months Ended
	Jul. 28, 2017	May 06, 2016	Apr. 27, 2016	Apr. 18, 2016	Apr. 04, 2016	Sep. 08, 2015	Jun. 30, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jul. 31, 2016	Dec. 31, 2015
Debt principal amount										$ 7,421		$ 17,814
Fair value of warrants
Warrant exercise price per share								$ 6.60
Number of shares issued								3,022,073		2,280,407		907,187
Debt beneficial conversion feature										$ 1,138
Payment of debt								$ 5,043	$ 5,071
Hercules Term Loan [Member]
Debt principal amount								$ 2,377		$ 7,421		$ 763
Percentage of loan bear interest rate							10.95%	12.45%
Term loan, payment terms								Principal payments commenced August 1, 2015 and are currently being made in equal monthly installments of approximately $500,000, with the remainder due at maturity.		Principal payments commenced August 1, 2015 and are currently being made in equal monthly installments of approximately $500,000, with the remainder due at maturity.
Debt instrument, periodic payment, principal								$ 500		$ 500
Hercules Term Loan [Member] | First Amendment to Loan and Security Agreement [Member]
Debt principal amount								$ 2,500
Hercules Term Loan [Member] | Prime Rate [Member]
Percentage of loan bear interest rate							7.70%	9.20%		12.50%
Hercules Term Loan [Member] | Closing Date [Member]
Percentage of loan bear interest rate								11.95%		12.70%
Term loan fee amount								$ 200		$ 200
Final payment fee for debt								1,700		1,700
Riverside Merchant Partners, LLC [Member]
Debt principal amount								3,000		3,000
Subordinated convertible promissory notes								$ 3,000		3,000
Riverside Debt [Member]
Number of shares issued		11,667
Value of true up shares to interest expense and equity		$ 199
First Amendment to Loan and Security Agreement [Member] | Hercules Term Loan [Member]
Debt principal amount						$ 1,000				$ 3,500
Debt instrument, covenant description						The Amendment modified the liquidity covenant to reduce the required minimum cash and cash equivalents balance by $500,000 for every $1.0 million in principal paid, up to a minimum of $2.5 million. Once the Hercules Term Loan principal balance is below $2.5 million the Company is only required to maintain a cash and cash equivalents balance equal to the outstanding principal balance on the Hercules Term loan. The minimum cash and cash equivalents balance required to maintain compliance with the minimum liquidity covenant as of September 30, 2017, was $2.5 million.
Debt principal balance						$ 2,500
First Amendment to Loan and Security Agreement [Member] | Hercules Term Loan [Member] | Minimum [Member]
Debt principal amount						500
Term loan fee amount						1,500
Debt principal balance						$ 2,500
Hercules and Riverside Debt Assignment [Member] | Riverside Merchant Partners, LLC [Member]
Debt principal amount				$ 1,000	$ 1,000
Debt additional principal			$ 1,000	1,000	2,000
Exchange Agreement [Member]
Percentage of loan bear interest rate								6.00%		6.00%
Debt maturity date								Apr. 03, 2018		Apr. 03, 2018
Debt principal balance								$ 300		$ 300
Debt instrument conversion price								$ 16.08		$ 16.08
Exchange Agreement [Member] | Hercules Term Loan [Member]
Fair value of warrants			107
Debt beneficial conversion feature			268
Financing costs			267
Debt conversion original debt amount			244
Exchange Agreement [Member] | Riverside Debt [Member]
Debt principal amount					1,000
Fair value of warrants					106
Subordinated convertible promissory notes					1,000
Debt additional principal					$ 1,000
Debt instrument conversion price					$ 17.16
Common stock closing price per share					$ 19.56
Debt instrument premium amount					$ 245
Exchange Agreement [Member] | Riverside Debt [Member] | Hercules Term Loan [Member]
Fair value of warrants				107
Debt beneficial conversion feature				412
Exchange Agreement [Member] | Riverside Debt [Member] | Hercules Term Loan [Member]
Debt principal amount			$ 1,000	1,000
Warrant to purchase shares of common stock			8,333
Fair value of warrants				107
Debt additional principal			$ 1,000	$ 1,000
Warrant exercise price per share			$ 19.92
Common stock closing price per share			$ 19.92	$ 24.24
Debt instrument premium amount			$ 268
Debt beneficial conversion feature				$ 413
Exchange Agreement [Member] | Riverside Debt [Member] | Warrant [Member]
Warrant to purchase shares of common stock					8,333
Warrant exercise price per share					$ 19.44
Exchange Agreement [Member] | Hercules and Riverside Debt Assignment [Member]
Debt principal amount					$ 2,000
Warrant to purchase shares of common stock					8,333
Debt additional principal					$ 2,000
Number of shares issued					12,500
Number of shares reduced					11,667
Exchange Agreement [Member] | First, Second and Third Exchange Note [Member]
Debt principal balance											$ 840
Debt instrument converted shares								145,227		145,227
Payment of debt								$ 840
North Stadium Investments, LLC [Member]
Debt principal amount	$ 2,500
Percentage of loan bear interest rate	10.00%
Debt maturity date	Jul. 28, 2018
Warrant to purchase shares of common stock	55,000
Sale of stock price per share	$ 5.04
Warrant term	5 years
Fair value of warrants	$ 200
Hercules Technology Capital, Inc. [Member] | Loan and Security Agreement [Member]
Debt principal amount							$ 20,000
Debt maturity date							Jan. 01, 2018
Hercules Term Loan [Member] | Riverside Merchant Partners, LLC [Member]
Debt principal amount								$ 3,000		$ 3,000